Note 14 - Subsequent Events (Details) (USD $)	0 Months Ended		0 Months Ended	14 Months Ended
	Apr. 08, 2011	Jul. 12, 2013 Subsequent Event [Member] The 2013 Equity Incentive Plan [Member]	Aug. 02, 2013 Subsequent Event [Member]	Mar. 01, 2013 Scenario, Forecast [Member]
Note 14 - Subsequent Events (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		2,500,000
Stock Issued During Period, Shares, New Issues			5,000,000
Shares Issued, Price Per Share (in Dollars per share)			$ 8.00
Underwriters' Discount, Price Per Share (in Dollars per share)			$ 0.56
Proceeds from Issuance Initial Public Offering (in Dollars)	$ 82,566,000		$ 36,300,000
Number of Days Granted to Underwriters to Purchase Additional Shares to Cover Over-Allotments			45 days
Number of Shares Could Be Purchased by Underwriters to Cover Over-Allotments			750,000
Repayments of Senior Debt (in Dollars)			10,000,000
Estimated Purchase Price				$ 45,000,000